                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [  ]                  Amendment No.: ____________
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Amelia Peabody Foundation
Address: One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts  May 2, 2002
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                   5

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:              $ 99,612 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.   Name

1.       28-05999            Bayard D. Waring
2.       28-05991            Margaret N. St. Clair
3.       28-05993            Philip B. Waring
4.       28-05995            Deborah Carlson
5.       28-05997            Thomas B. St. Clair










                                      -2-

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                                                    Form 13F Information Table

COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4            COLUMN 5                      COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Capital               Common          01855A101                     2,320       50,000            SH      Shared - Other

Alliance Resource              Common          01877R108                     1,572       65,000            SH      Shared - Other

American Int'l                 Common          026874107                     2,886       40,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106                     1,077       50,000            SH      Shared - Other

Anadarko Pet.                  Common          032511107                       564       10,000            SH      Shared - Other

Anthracite Capital             Common          037023108                       403       35,000            SH      Shared - Other

Apache Corp.                   Common          037411105                     2,446       43,000            SH      Shared - Other

Applied Material Inc           Common          038222105                     2,714       50,000            SH      Shared - Other

BAC Capital                  Preferred         055188205                       491       20,000            SH      Shared - Other

COLUMN 1                       COLUMN 7              COLUMN 8

Name of Issuer                   Other            Voting Authority
                               Managers        Sole    Shared    None
Alliance Capital             1, 2, 3, 4, 5    50,000

Alliance Resource            1, 2, 3, 4, 5    65,000

American Int'l               1, 2, 3, 4, 5    40,000

Amerigas Partners L.P.       1, 2, 3, 4, 5    50,000

Anadarko Pet.                1, 2, 3, 4, 5    10,000

Anthracite Capital           1, 2, 3, 4, 5    35,000

Apache Corp.                 1, 2, 3, 4, 5    43,000

Applied Material Inc         1, 2, 3, 4, 5    50,000

BAC Capital                  1, 2, 3, 4, 5    20,000


Bank of New York               Common          064057102                     1,681       40,000            SH      Shared - Other

Bed, Bath & Beyond             Common          075896100                     1,181       35,000            SH      Shared - Other

Buckeye Partners L P
Unit LTD Partnership
Ints                           Common          118230101                     3,990      100,000            SH      Shared - Other

Cardinal Health                Common          14149Y108                     2,481       35,000            SH      Shared - Other

Chase Capital IV Preferred    Preferred        16147N208                       296       12,000            SH      Shared - Other

Cisco Systems                  Common          17275R102                       847       50,000            SH      Shared - Other

Citigroup Inc.                 Common          172967101                     2,559       51,666            SH      Shared - Other

Corning                        Common          219350105                       343       45,000            SH      Shared - Other

Dell Computer                  Common          247025109                     1,436       55,000            SH      Shared - Other

Duff & Phelps Util &
Corp BD TR                     Common          26432K108                       678       50,000            SH      Shared - Other

Duke Energy                    Common          264399106                     1,134       30,000            SH      Shared - Other

Duke Energy Ser C            Preferred         264399619                       268       11,000            SH      Shared - Other

Duke Energy - M Units        Preferred         264399585                     1,543       60,000            SH      Shared - Other

Bank of New York              1, 2, 3, 4, 5    40,000

Bed, Bath & Beyond            1, 2, 3, 4, 5    35,000

Buckeye Partners L P
Unit LTD Partnership
Ints                          1, 2, 3, 4, 5   100,000

Cardinal Health               1, 2, 3, 4, 5    35,000

Chase Capital IV Preferred    1, 2, 3, 4, 5    12,000

Cisco Systems                 1, 2, 3, 4, 5    50,000

Citigroup Inc.                1, 2, 3, 4, 5    51,666

Corning                       1, 2, 3, 4, 5    45,000

Dell Computer                 1, 2, 3, 4, 5    55,000

Duff & Phelps Util &
Corp BD TR                    1, 2, 3, 4, 5    50,000

Duke Energy                   1, 2, 3, 4, 5    30,000

Duke Energy Ser C             1, 2, 3, 4, 5    11,000

Duke Energy - M Units         1, 2, 3, 4, 5    60,000


EL Pas Energy                  Common          28368B102                     2,623       70,000            SH      Shared - Other

Enbridge Energy                Common          29250R106                     1,772       40,000            SH      Shared - Other

Energy East Cap.             Preferred         29267G200                       751       30,000            SH      Shared - Other

Equity Office Prop.            Common          294741103                       600       20,000            SH      Shared - Other

Exxon Mobil Corp               Common          30231G102                     2,849       65,000            SH      Shared - Other

Fleet Capital Trust          Preferred         33889X203                       498       20,000            SH      Shared - Other

Gables Residential Trust
PFD A                        Preferred         362418204                       248       10,000            SH      Shared - Other

General Electric Co            Common          369604103                       375       10,000            SH      Shared - Other

General Motors 7.25%
Preferred                    Preferred         370442758                       487       20,000            SH      Shared - Other

Goldman Sachs                  Common          38141G104                     3,610       40,000            SH      Shared - Other

Great Plains Energy            Common          391164100                     1,123       45,000            SH      Shared - Other

HL&P Capital Trust I
8.125% Tr Pfd Ser A           Preferred        404202202                       240       10,000            SH      Shared - Other

Hospitality Prop.              Common          44106M102                     1,373       40,000            SH      Shared - Other


EL Pas Energy                  1, 2, 3, 4, 5    70,000

Enbridge Energy                1, 2, 3, 4, 5    40,000

Energy East Cap.               1, 2, 3, 4, 5    30,000

Equity Office Prop.            1, 2, 3, 4, 5    20,000

Exxon Mobil Corp               1, 2, 3, 4, 5    65,000

Fleet Capital Trust            1, 2, 3, 4, 5    20,000

Gables Residential Trust
PFD A                          1, 2, 3, 4, 5    10,000

General Electric Co            1, 2, 3, 4, 5    10,000

General Motors 7.25%
Preferred                      1, 2, 3, 4, 5    20,000

Goldman Sachs                  1, 2, 3, 4, 5    40,000

Great Plains Energy            1, 2, 3, 4, 5    45,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A            1, 2, 3, 4, 5    10,000

Hospitality Prop.              1, 2, 3, 4, 5    40,000

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

Hugoton  Royalty Trust         Common          444717102                     1,797      150,000            SH      Shared - Other

Intel Corp                     Common          458140100                     1,521       50,000            SH      Shared - Other

JDS Uniphase                   Common          46612J101                       206       35,000            SH      Shared - Other

JP Morgan Chase                Common          46625H100                     1,070       30,000            SH      Shared - Other

Johnson & Johnson              Common          478160104                     3,572       55,000            SH      Shared - Other

Kinder Morgan Energy
Partners LP Partnership
INT                            Commonn         494550106                     2,805       85,000            SH      Shared - Other

KLA-Tencor Corp.               Common          482480100                     1,663       25,000            SH      Shared - Other

Knightsbridge Tankers LTD      Common          G5299G106                       454       25,000            SH      Shared - Other

Liberty Property Trust         Common          531172104                     1,290       40,000            SH      Shared - Other

Merck & Co.                    Common          589331107                       576       10,000            SH      Shared - Other

MicroSoft Corp.                Common          594918104                     2,111       35,000            SH      Shared - Other

Morgan Stanley                 Common          617446448                     2,006       35,000            SH      Shared - Other

Mutual Risk Mgmt               Common          628351108                        60       70,000            SH      Shared - Other


Hugoton  Royalty Trust       1, 2, 3, 4, 5   150,000

Intel Corp                   1, 2, 3, 4, 5    50,000

JDS Uniphase                 1, 2, 3, 4, 5    35,000

JP Morgan Chase              1, 2, 3, 4, 5    30,000

Johnson & Johnson            1, 2, 3, 4, 5    55,000

Kinder Morgan Energy
Partners LP Partnership
INT                          1, 2, 3, 4, 5    85,000

KLA-Tencor Corp.             1, 2, 3, 4, 5    25,000

Knightsbridge Tankers LTD    1, 2, 3, 4, 5    25,000

Liberty Property Trust       1, 2, 3, 4, 5    40,000

Merck & Co.                  1, 2, 3, 4, 5    10,000

MicroSoft Corp.              1, 2, 3, 4, 5    35,000

Morgan Stanley               1, 2, 3, 4, 5    35,000

Mutual Risk Mgmt             1, 2, 3, 4, 5    70,000



National Semi Conductor        Common          637640103                     1,516       45,000            SH      Shared - Other

Nokia                          Common          654902204                       933       45,000            SH      Shared - Other

Pfizer                         Common          717081103                     1,192       30,000            SH      Shared - Other

Plum Creek Timber Co Inc.      Common          729251108                       891       30,000            SH      Shared - Other

PNC Financial Services         Common          693475105                     1,230       20,000            SH      Shared - Other

PP&L Cap Tr
Originated Pfd Secs
8.20%                         Preferred        693497208                       375       15,000            SH      Shared - Other

Progress Energy Inc.           Common          743263105                     1,251       25,000            SH      Shared - Other

Progress Energy CVO            Common          743263AA3                         0       25,000            SH      Shared - Other

Public Storage
Preferred 7.625%              Preferred        74460D620                       716       30,000            SH      Shared - Other

Public Storage Inc
Depositary Sh Prd Ser J       Preferred        74460D828                       248       10,000            SH      Shared - Other

Public Storage
Preferred 8.6%                Preferred        74460D711                       255       10,000            SH      Shared - Other

Royal Bank of Scotland
8.5% Ser J                    Preferred        780097853                       517       20,000            SH      Shared - Other

Shop At Home Inc Ser
A PFD                         Preferred        825066400                         9          692            SH      Shared - Other


National Semi Conductor        1, 2, 3, 4, 5    45,000

Nokia                          1, 2, 3, 4, 5    45,000

Pfizer                         1, 2, 3, 4, 5    30,000

Plum Creek Timber Co Inc.      1, 2, 3, 4, 5    30,000

PNC Financial Services         1, 2, 3, 4, 5    20,000

PP&L Cap Tr
Originated Pfd Secs
8.20%                          1, 2, 3, 4, 5    15,000

Progress Energy Inc.           1, 2, 3, 4, 5    25,000

Progress Energy CVO            1, 2, 3, 4, 5    25,000

Public Storage
Preferred 7.625%               1, 2, 3, 4, 5    30,000

Public Storage Inc
Depositary Sh Prd Ser J        1, 2, 3, 4, 5    10,000

Public Storage
Preferred 8.6%                 1, 2, 3, 4, 5    10,000

Royal Bank of Scotland
8.5% Ser J                     1, 2, 3, 4, 5    20,000

Shop At Home Inc Ser
A PFD                          1, 2, 3, 4, 5       692


Siebel Systems                 Common          826170102                     1,141       35,000            SH      Shared - Other

SJG Cap TR PFD Secs 8.35%    Preferred         78427Q202                       502       20,000            SH      Shared - Other

Sunoco Logistics               Common          86764L108                     1,661       75,000            SH      Shared - Other

Talbots                        Common          874161102                     1,239       35,000            SH      Shared - Other

Taubman Centers                Common          876664103                       452       30,000            SH      Shared - Other

Teco Energy                    Common          872375100                       573       20,000            SH      Shared - Other

Tenet Healthcare               Common          88033G100                     1,676       25,000            SH      Shared - Other

Tennessee Valley Series A    Preferred         880591409                       504       20,000            SH      Shared - Other

Texas Instruments              Common          882508104                       993       30,000            SH      Shared - Other

TXU Corp                       Common          873168108                     2,998       55,000            SH      Shared - Other

Tyco Intl                      Common          902124106                       323       10,000            SH      Shared - Other

UDS Capital I G
Preferred SEC 8.32%           Preferred        902655208                       619       25,000            SH      Shared - Other

United Technologies            Common          913017109                     1,484       20,000            SH      Shared - Other

Siebel Systems                 1, 2, 3, 4, 5    35,000

SJG Cap TR PFD Secs 8.35%      1, 2, 3, 4, 5    20,000

Sunoco Logistics               1, 2, 3, 4, 5    75,000

Talbots                        1, 2, 3, 4, 5    35,000

Taubman Centers                1, 2, 3, 4, 5    30,000

Teco Energy                    1, 2, 3, 4, 5    20,000

Tenet Healthcare               1, 2, 3, 4, 5    25,000

Tennessee Valley Series A      1, 2, 3, 4, 5    20,000

Texas Instruments              1, 2, 3, 4, 5    30,000

TXU Corp                       1, 2, 3, 4, 5    55,000

Tyco Intl                      1, 2, 3, 4, 5    10,000

UDS Capital I G
Preferred SEC 8.32%            1, 2, 3, 4, 5    25,000

United Technologies            1, 2, 3, 4, 5    20,000


Verizon                        Common          92343V104                     2,766       60,000            SH      Shared - Other

Washington Mtl                 Common          939322103                     1,988       60,000            SH      Shared - Other

Wells Fargo                    Common          949746101                     2,470       50,000            SH      Shared - Other

Wells Fargo Cap. Trust       Preferred         94978B205                       500       20,000            SH      Shared - Other

                                                                            99,612

Verizon                       1, 2, 3, 4, 5    60,000

Washington Mtl                1, 2, 3, 4, 5    60,000

Wells Fargo                   1, 2, 3, 4, 5    50,000

Wells Fargo Cap. Trust        1, 2, 3, 4, 5    20,000